Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 USD ($)
Nyxoah Ltd
Disclosure of subsidiaries [line items]
Percentage of share capital held	100.00%	100.00%	100.00%
Share capital of subsidiary | ₪	₪ 1	₪ 1	₪ 1
Nyxoah Pty Ltd
Disclosure of subsidiaries [line items]
Percentage of share capital held	100.00%	100.00%	100.00%
Share capital of subsidiary				$ 100		$ 100		$ 100
Nyxoah Inc
Disclosure of subsidiaries [line items]
Percentage of share capital held	100.00%	100.00%	100.00%
Share capital of subsidiary					$ 1		$ 1		$ 1